Right-of-use assets and Lease liabilities (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 5,528	$ 7,694
Lease Liabilities At Nominal Amount [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6,402	8,902
Lease Liabilities At Nominal Amount [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,131	2,335
Lease Liabilities At Nominal Amount [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4,271	6,567
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	536	2,216
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	536	554
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	1,662
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	198
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	74
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	124
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	809	809
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	202	202
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	607	607
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	135	539
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	135	135
Lease Liabilities At Nominal Amount [Member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	404
Lease Liabilities At Nominal Amount [Member] | SQM Industrial S.A. [Member] | ElTrovadorSa [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,865	1,865
Lease Liabilities At Nominal Amount [Member] | SQM Industrial S.A. [Member] | ElTrovadorSa [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	466	466
Lease Liabilities At Nominal Amount [Member] | SQM Industrial S.A. [Member] | ElTrovadorSa [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,399	1,399
Lease Liabilities At Nominal Amount [Member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	720	720
Lease Liabilities At Nominal Amount [Member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	180	180
Lease Liabilities At Nominal Amount [Member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	540	540
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	248
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	106
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	142
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	165	105
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	41	45
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	124	60
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	177	112
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44	48
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	133	64
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	628	628
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	157	157
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	471	471
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	73	219
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55	55
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18	164
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	216	205
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Paces West LL [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	53	49
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Paces West LL [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	163	156
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	127	124
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	31	31
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	96	93
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	395	395
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	99	99
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	296	296
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	79	79
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20	20
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	59	59
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28	28
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	7
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	21	21
Lease Liabilities At Nominal Amount [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	393	364
Lease Liabilities At Nominal Amount [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	91	91
Lease Liabilities At Nominal Amount [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	302	273
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	56	48
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14	16
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	42	32
Lease Liabilities At Amortized Cost Member [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5,528	7,694
Lease Liabilities At Amortized Cost Member [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,925	1,994
Lease Liabilities At Amortized Cost Member [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3,603	5,700
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	536	2,084
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	536	506
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Empresa Constructora Contex Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	1,578
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	192
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	71
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	121
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	747	685
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	181	166
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | SKM Industrial Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	566	519
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	134	523
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	134	129
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar S.A. [Member] | Ameco Chile SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	394
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial S.A. [Member] | ElTrovadorSa [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,429	1,387
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial S.A. [Member] | ElTrovadorSa [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	353	343
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial S.A. [Member] | ElTrovadorSa [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,076	1,044
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	662	644
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	164	159
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial S.A. [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	498	485
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	243
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	103
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0	140
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	161	103
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	54	44
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	107	59
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	172	111
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	57	47
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	115	64
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	499	482
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	123	119
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	376	363
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	72	208
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	54	51
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18	157
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	169	150
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Paces West LL [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	41	34
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Paces West LL [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	128	116
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	113	107
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28	26
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	85	81
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	327	316
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	81	78
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	246	238
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	65	61
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	16	15
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	49	46
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	24	21
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6	5
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18	16
Lease Liabilities At Amortized Cost Member [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	362	329
Lease Liabilities At Amortized Cost Member [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	83	82
Lease Liabilities At Amortized Cost Member [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	279	247
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	56	48
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14	16
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 42	$ 32